Compensation Actually Paid and Cumulative TSR	12 Months Ended
Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted non-GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart describes the relationship between our TSR and that of our peer group: the SIC Code 3826 Index – Laboratory Analytical Instruments, assuming an investment of $100.00 on December 31, 2019.